Non-financial Assets and Liabilities - Summary of Intangible Assets (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	$ 581,601	$ 583,126
Additions	500	50
Exchange differences	(1)	(1)
Amortization charge	(770)	(1,574)
Closing net book amount	581,330	581,601
Cost
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	651,013
Closing net book amount	651,568	651,013
Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	(7,493)
Closing net book amount	(8,319)	(7,493)
Accumulated Impairment
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	(61,919)
Closing net book amount	(61,919)	(61,919)
Goodwill
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	134,453	134,453
Closing net book amount	134,453	134,453
Goodwill | Cost
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	134,453
Closing net book amount	134,453	134,453
Acquired Licenses to Patents
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	1,673	1,744
Additions	500	50
Exchange differences		(2)
Amortization charge	(43)	(119)
Closing net book amount	2,130	1,673
Acquired Licenses to Patents | Cost
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	2,862
Closing net book amount	3,419	2,862
Acquired Licenses to Patents | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	(1,189)
Closing net book amount	(1,289)	(1,189)
In-process Research and Development Acquired
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	427,779	427,779
Closing net book amount	427,779	427,779
In-process Research and Development Acquired | Cost
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	489,698
Closing net book amount	489,698	489,698
In-process Research and Development Acquired | Accumulated Impairment
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	(61,919)
Closing net book amount	(61,919)	(61,919)
Current Marketed Products
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	17,696	19,150
Exchange differences	(1)	1
Amortization charge	(727)	(1,455)
Closing net book amount	16,968	17,696
Current Marketed Products | Cost
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	24,000
Closing net book amount	23,998	24,000
Current Marketed Products | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	(6,304)
Closing net book amount	$ (7,030)	$ (6,304)